As filed with the Securities and Exchange Commission on January 12, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2008

Item 1. Report to Stockholders.

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of October 31, 2008 t he Net Asset Value ( NAV) of the Fort Pitt Capital Total Return Fund was $10.48 per share. Total return for the one year period ended October 31, 2008 was -38.19 percent. This compares with a total return of -36.43 percent for the Wilshire 5000 Index for the same period. For the five years ended October 31, 2008, the Fund returned 0.23 percent annualized, compared to 0.81 percent annualized for the Wilshire 5000. Since inception on December 31, 2001, the Fund has produced at total return of 2.90 percent annualized (21.53 percent cumulative), compared to 0.35 percent annualized (2.39 percent cumulative) for the Wilshire 5000. The total annual gross operating expense ratio for the fund is 1.69%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than one hundred and eighty days. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

A year ago we said the fate of the U.S. economy rested in the hands of the housing market. Home prices nationwide have continued to fall at annualized rates well above 10 percent, resulting in ongoing losses and capital shortfalls within the banking system. Beginning in September, a fierce credit crunch and a meltdown in the financial markets caused households to simply stop spending. Eighteen months after the initial shockwaves from the housing collapse of 2007, the U.S. consumer has finally succumbed.

If buyers remain on strike for many months, the recession could be as bad as any we’ve seen in the postwar period. Much also depends on the ability of businesses large and small to weather the ongoing profit storm. Outside of the beleaguered financial sector, corporate balance sheets have remained indecent shape, and the Federal policy response, both fiscal and monetary, has been enormous. But profit margins now appear to be falling, and corporations have begun to scale back capital spending in response to deteriorating cash flow and economic uncertainty. Investors need to stick with businesses with staying power. We believe that bigger is better and little or no financial leverage is best.

The investment results chronicled above are stark testament to the historic economic and financial changes going on around us. While we recognized some of these changes and adapted appropriately (we dodged the energy bust, for example), we obviously underestimated the extent of the rot within the financial system. The housing crash and its after effects have severely impaired many of our consumer and financial names. Six months ago we said we’d maintain a higher than normal cash balance in the portfolio as we awaited a lessening in the supply of unsold homes. This posture remains appropriate in this of extreme financial stress. We thank you for your continued support of the Fund.

Sincerely,

Charles A. Smith
Portfolio Manager

Please see the following page for important disclosures.

Fort Pitt Capital Total Return Fund

Mutual Fund investing involves risk; principal loss is possible. The Fund may also invest in fixed income securities. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. A complete list of the Fund’s holdings as of October 31, 2008 is available in this annual report.

The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance. It is not possible to invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fort Pitt Capital Total Return Fund

Fort Pitt Capital Total Return Fund
Growth of a Hypothetical $10,000 Investment at October 31, 2008 vs.

Wilshire 5000 Total Market Index & S&P 500 Index

Average Annual Rate of Return
Periods ended October 31, 2008
	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception
Fort Pitt Capital Total Return Fund	-38.19%	-8.17%	0.23%	2.90%
Wilshire 5000 Total Market Index	-36.43%	-5.10%	0.81%	0.35%
S&P 500 Index	-36.10%	-5.21%	0.26%	0 - .65%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end is available at www.fortpittcapital.com or may be obtained by calling 1-866-688-8775. Total return includes reinvestment of dividends and capital gains. The Fund imposes a 2.00% redemption fee on shares held for less than 180 days.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S . market of large capitalization stocks. This Index cannot be invested in directly.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO NET ASSETS October 31, 2008

EXPENSE EXAMPLE October 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and 2 ( ) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2008 – October 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S . Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.

Additionally, you will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 180 days after purchase. RIA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund  invests in shares of other investment funds as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying  investment funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying investment funds are expected to vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued) October 31, 2008

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare t h is 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs , such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/08	10/31/08	5/1/08 – 10/31/08
Actual	$1,000.00	$ 718.30	$5.36
Hypothetical (5% return
before expenses)	1,000.00	1,018.90	6.29
* Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/366.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS October 31, 2008

COMMON STOCKS – 87.8%	Shares	Value
Aerospace & Defense – 5.0%
The Boeing Company	15,200	$794,504
Honeywell International, Inc.	23,050	701,873
		1,496,377
Air Freight & Logistics – 1.8%
FedEx Corporation	8,000	522,960
Biotechnology – 1.8%
Amgen, Inc. (a)	9,200	550,988
Capital Markets – 4.2%
Bank Of New York Mellon Corporation	15,000	489,000
The Charles Schwab Corporation	40,000	764,800
		1,253,800
Commercial Banks – 7.0%
F.N.B. Corporation	48,700	637,970
PNC Financial Services Group	21,500	1,433,405
		2,071,375
Communications Equipment – 0.6%
Spectrum Control, Inc. (a)	27,399	170,696
Computers & Peripherals – 2.9%
Dell, Inc. (a)	18,000	218,700
EMC Corporation (a)	30,000	353,400
SanDisk Corporation (a)	33,100	294,259
		866,359
Diversified Financial Services – 1.7%
CIT Group, Inc.	34,000	140,760
Citigroup, Inc.	26,000	354,900
		495,660
Diversified Telecommunication Services – 11.7%
AT&T, Inc.	60,000	1,606,200
Consolidated Communications Holdings, Inc.	33,185	341,805
Telefonos de Mexico SAB de CV – ADR	20,000	358,400
Telemex Internacional SAB de CV – ADR	20,000	209,800
Verizon Communications, Inc.	30,000	890,100
Windstream Corporation	10,339	77,646
		3,483,951

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2008

COMMON STOCKS – 87.8% (Continued)	Shares	Value
Energy Equipment & Services – 1.4%
Hercules Offshore, Inc. (a)	59,100	$430,839
Health Care Equipment & Supplies – 5.1%
Advanced Medical Optics, Inc. (a)	36,700	226,439
Cynosure, Inc. (a)	43,800	383,688
Medtronic, Inc.	22,900	923,557
		1,533,684
Industrial Conglomerates – 8.2%
General Electric Company	44,500	868,195
Loews Corporation	30,000	996,300
Matthews International Corporation	13,000	580,190
		2,444,685
Insurance – 4.6%
Arthur J. Gallagher & Company	30,000	730,800
Erie Indemnity Company – Class A	15,000	557,850
Hartford Financial Services Group, Inc.	7,500	77,400
		1,366,050
Machinery – 6.0%
Ingersoll-Rand Company	25,000	461,250
ITT Corporation	15,300	680,850
Joy Global, Inc.	21,750	630,315
		1,772,415
Media – 3.2%
Comcast Corporation – Class A	60,000	945,600
Metals & Mining – 0.9%
Alcoa, Inc.	7,000	80,570
RTI International Metals, Inc. (a)	11,661	184,127
		264,697
Multi -Utilities & Unregulated Power – 3.0%
Constellation Energy Group, Inc.	36,900	893,349
Oil & Gas – 3.4%
Chevron Corporation	9,500	708,700
El Paso Corporation	30,000	291,000
		999,700

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2008

COMMON STOCKS – 87.8% (Continued)	Shares	Value
Pharmaceuticals – 5.5%
Allergan, Inc.	16,950	$672,406
Pfizer, Inc.	5,000	88,550
Wyeth	27,000	868,860
		1,629,816
Semiconductor & Semiconductor Equipment – 1.3%
Texas Instruments, Inc.	20,000	391,200
Software – 6.3%
CA, Inc.	40,000	712,000
Microsoft Corporation	40,600	906,598
Opnet Technologies, Inc. (a)	20,000	252,600
		1,871,198
Textiles, Apparel & Luxury Goods – 2.2%
VF Corporation	12,150	669,465
TOTAL COMMON STOCKS
(Cost $32,072,903)		26,124,864

EXCHANGE TRADED FUND – 1.8%
iShares MSCI Japan Index Fund	60,000	539,400
TOTAL EXCHANGE TRADED FUND
(Cost $743,483)		539,400

SHORT TERM INVESTMENTS – 10.4%
Money Market Fund – 4.3%
Goldman Sachs Financial Square Funds –
Prime Obligations Fund, 2.21%	1,294,428	1,294,428

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2008

	Principal
SHORT TERM INVESTMENTS – 10.4% (Continued)	Amount	Value
U.S. Treasury Bill – 1.5%
0.13%, 11/28/2008 (b)	$450,000	$449,958
Variable Rate Demand Notes – 4.6%
AIM Liquid Assets, 2.61% (c)	1,360,435	1,360,435
TOTAL SHORT TERM INVESTMENTS
(Cost $3,104,821)		3,104,821
Total Investments – 100.0%
(Cost $35,921,207)		29,769,085
Liabilities in Excess of Other Assets – 0.0%		(9,097)
TOTAL NET ASSETS – 100.0%		$29,759,988

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity .
(c) Variable rate security. The rate listed is as of October 31, 2008.
ADR American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES October 31, 2008

ASSETS
Investments, at market value (cost $35,921,207)	$29,769,085
Receivable for Fund shares sold	5,500
Dividends and interest receivable	66,507
Receivable from Investment Adviser	1,577
Prepaid expenses and other assets	6,931
Total assets	29,849,600

LIABILITIES
Payable to Chief Compliance Officer	149
Accrued expenses and other liabilities	89,463
Total liabilities	89,612

NET ASSETS	$29,759,988

COMPONENTS OF NET ASSETS
Paid in Capital	$35,786,461
Undistributed net investment income	323,480
Accumulated net realized loss on investments	(197,831)
Net unrealized depreciation on investments	(6,152,122)
Total net assets	$29,759,988

Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,839,938
Net Asset Value, Redemption Price and Offering Price Per Share	$10.48

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS For the year ended October 31, 2008

INVESTMENT INCOME

Income
Dividends *	$796,027
Interest	128,067
Total investment income	924,094

Expenses
Advisory fees (See Note 4)	412,231
Transfer agent fees and expenses	74,105
Trustee & Officer fees	54,694
Legal fees	51,167
Administration fees	46,433
Fund accounting fees	33,146
Registration fees	19,376
Shareholder reporting	17,355
Audit fees	16,982
Insurance fees	16,454
Custody fees	10,620
Other	24,847
Total expenses before waiver and reimbursement of expense	777,410
Less: waiver of expenses and reimbursement from Advisor	(266,244)
Net expenses	511,166
Net investment income	412,928

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss on investments	(184,510)
Change in unrealized appreciation on investments	(18,973,156)
Net realized and unrealized loss on investments	(19,157,666)
Net decrease in net assets resulting from operations	$(18,744,738)

* Net of reign taxes withheld of $500.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
OPERATIONS
Net investment income	$412,928	$345,442
Net realized gain (loss) on investments	(184,510)	1,151,596
Change in unrealized
appreciation (depreciation) on investments	(18,973,156)	2,649,677
Net increase (decrease) in net assets
resulting from operations	(18,744,738)	4,146,715

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(396,380)	(297,696)
Net realized gains	(1,151,270)	(1,308,641)
Total distributions	(1,547,650)	(1,606,337)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,646,474	8,837,094
Proceeds from shares issued
in reinvestment of dividends	1,542,484	1,597,186
Cost of shares redeemed *	(5,972,496)	(3,976,455)
Net increase (decrease) in net assets resulting
from capital share transactions	(783,538)	6,457,825

Total increase (decrease) in net assets	(21,075,926)	8,998,203

NET ASSETS
Beginning of year	50,835,914	41,837,711

End of year	$29,759,988	$50,835,914

Undistributed net investment income	$323,480	$306,815

CHANGES IN SHARES OUTSTANDING
Shares sold	257,881	516,617
Shares issued in reinvestment of dividends	96,526	96,975
Shares redeemed	(414,395)	(232,911)
Net increase in Fund shares outstanding	(59,988)	380,681
Shares outstanding, beginning of year	2,899,926	2,519,245
Shares outstanding, end of year	2,839,938	2,899,926

* Net of redemption fees of $1,242 and $3,626, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year:

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004
Net asset value,
beginning of year	$17.53	$16.61	$15.24	$13.36	$11.98
Income (loss) from
investment operations:
Net investment income	0.15	0.12	0.10	0.06	0.00#
Net realized and unrealized
gain (loss) on investments	(6.66)	1.43	2.01	2.20	1.38
Total from
investment operations	(6.51)	1.55	2.11	2.26	1.38
Less dividends and distributions:
Dividends from
net investment income	(0.14)	(0.12)	(0.06)	—	(0.00)#
Distributions from
net realized gains	(0.40)	(0.51)	(0.68)	(0.38)	—
Total dividends
and distributions	(0.54)	(0.63)	(0.74)	(0.38)	(0.00)#
Redemption fees	0.00#	0.00#	0.00#	0.00#	0.00#
Net asset value, end of year	$10.48	$17.53	$16.61	$15.24	$13.36

Total return[1]	(38.19%)	9.54%	14.38%	17.06%	11.56%
Supplemental data and ratios:
Net assets, end of year	$29,759,988	$50,835,914	$41,837,711	$31,787,352	$22,800,725
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	1.88%	1.68%	1.80%	1.96%	1.80%
After expense
reimbursement and waivers	1.24%	1.36%	1.50%	1.50%	1.50%
Ratio of net investment income
to average net assets:
Before expense
reimbursement and waivers	0.36%	0.42%	0.41%	(0.04%)	(0.31%)
After expense
reimbursement and waivers	1.00%	0.73%	0.71%	0.42%	(0.01%)
Portfolio turnover rate	14%	10%	11%	34%	27%

# Amount is less than $0.01 per share.
1 Total return reflects reinvested dividends but does not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2008

1.	ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees.  Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”) which was adopted by the Fund on April 30, 2008. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At October 31, 2008, three previous tax years are open: October 31, 2005 - October 31, 2007. The Fund has no examinations in progress. The Fund reviewed the year ended October 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. FIN 48 was adopted by the Fund April 30, 2008.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

In September, 2006, FASB issued FASB State ment No. 157, “Fair Value Measurement” (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ  from those estimates.

(d)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to share holders are recorded on the ex-dividend date.

(e)	Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended October 31, 2008.

(f)	Tax Information

The tax character of distributions paid during the years ended October 31, 2008 and 2007 were as follows:

	2008	2007
Ordinary Income	$403,404	$297,696
Long Term Capital Gain	$1,144,246	$1,308,641

The Fund designated as long-term capital gain income, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended October 31, 2008.

As of October 31, 2008, the components of capital on a tax basis were as follows:
Cost of investments	$35,933,683

Gross unrealized appreciation	$2,912,417
Gross unrealized depreciation	(9,077,015)
Net unrealized depreciation	(6,164,598)
Undistributed ordinary income	323,480
Undistributed long-term capital gain	—
Total distributable earnings	323,480
Other accumulated losses	(185,355)
Total accumulated earnings/losses	$(6,026,473)

The difference between book basis and tax basis unrealized depreciation is primarily due to wash sale deferrals for federal income tax purposes.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

At October 31, 2008, the Fund had capital losses which may be carried forward to offset future capital gains as shown below:

Capital Losses Expiring in:
2016	$185,355

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis. Dividend  income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(h)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimate d accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 180 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

(i)	Derivative Instruments and Hedging Activities

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure t hat enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

3.	INVESTMENT TRANSACTIONS

During the year ended October 31, 2008, the aggregate purchases and sales of securities (excluding short-term ) were:

Purchases	$6,414,500
Sales	$4,889,444

4.	INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.0 0% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.8 0% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2009, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to 1.24%.

For the year ended October 31, 2008, the Fund incurred advisory fees of $412,231 and waived/reimbursed expenses of $266,244 for a net advisory fee of $145,987. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

	October 31,
2009	2010	2011
$112,793	$149,386	$266,244

5.	OTHER EXPENSES

Other expenses includes Chief Compliance Officer fees which totaled $16,251 for the year ended October 31, 2008.

Fort Pitt Capital Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, as of October 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fort Pitt Capital Total Return Fund as of October 31, 2008 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 22, 2008

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Trust’s officers and trustees and is available, without charge, upon request.

Independent Trustees
				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Robert J. Dickson	Trustee	Indefinite	Private Investor. Managing	1	None
c/o Fort Pitt Capital		Term;	Director of Dickson Consulting,
Group, Inc.		Since	Chief Financial Officer and Senior
680 Anderson Drive		December	Vice President of Cardiac Assist,
Foster Plaza Ten		2001	Inc., formerly Vice President -
Pittsburgh, PA 15220			Finance & CFO, Traco Corporation
Birth date: 7/23/49			(2001-2003).

Ronald V. Pellegrini, M.D.	Trustee	Indefinite	Chief of Adult Cardiothoracic	1	None
c/o Fort Pitt Capital		Term;	Surgery, UPMC - Passavant
Group, Inc.		Since	Hospital (July 2002 - Present).
680 Anderson Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birth date : 5/23/36

Bradley J. Franc	Trustee	Indefinite	President and Director, Houston	1	None
c/o Fort Pitt Capital		Term;	Harbaugh, P.C. (law firm)
Group, Inc.		Less than	(1987 - Present).
680 Anderson Drive		1 year served
Foster Plaza Ten
Pittsburgh, PA 15220
Birth date : 8/23/58

Donald F. Smith, Jr.	Trustee	Indefinite	Founder and Director of the	1	None
c/o Fort Pitt Capital		Term;	University Partnership of Pittsburgh
Group, Inc.		Less than	(joint venture which coordinates
680 Anderson Drive		1 year served	economic development activities
Foster Plaza Ten			between Carnegie Mellon University
Pittsburgh, PA 15220			and the University of Pittsburgh)
Birth date : 10/2/64			(2002 - present).

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (Continued)

Interested Trustees and Officers
				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Douglas W. Kreps	Trustee	Indefinite	Managing Director of Fort	1	None
Fort Pitt Capital		Term;	Pitt Capital Group, Inc.
Group, Inc.		Since
680 Andersen Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220	Chairman	Indefinite
Birth date : 1/4/69	& President	Term;
Since
February
2006

Charles A. Smith	Treasurer	Indefinite	Chief Investment Officer of Fort	Not	Not
Fort Pitt Capital		Term;	Pitt Capital Group, Inc.	Applicable	Applicable
Group, Inc.		Since	(1995-Present).
680 Andersen Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birth date : 12/8/59

Robin M. Miller	Chief	Indefinite	Chief Compliance Officer of Fort	Not	Not
Fort Pitt Capital	Compliance	Term	Pitt Capital Group, Inc. (August	Applicable	Applicable
Group, Inc.	Officer	Since	2004-present); Chief Compliance
680 Andersen Drive		September	Officer of Allegheny Investments
Foster Plaza Ten		2004	(2002-2004).
Pittsburgh, PA 15220	Secretary	Indefinite
Birth date : 9/8/65		Term;
Since
February
2006

FEDERAL TAX INFORMATION (Unaudited)

The Fund designates $1,144,246 as long-term capital gain dividends for the fiscal year ended October 31, 2008, pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (“Code”).

For the fiscal year ended October 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax a rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated 100% of dividends declared during the fiscal year ended October 31, 2008 from ordinary income as qualified dividend income.

The Fund designated 100% of ordinary income distributions qualifying for the corporate dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2008.

Fort Pitt Capital Total Return Fund

SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders of the Fund, a series of Fort Pitt Capital Funds (the “Trust”) was held on August 29, 2008 at the offices of Fort Pitt Capital Group, Inc. As of June 27, 2008, the record date, there were 2,859,088 shares outstanding. Of these, 2,478,610 or 86.7%, were represented at the meeting in person or by proxy.

The purpose of the meeting was to consider and act upon the following proposal:

1.)	To elect a Board of Trustees for the Trust, to consist of the following five individuals:
	(1)	Bradley J. Franc
	(2)	Donald F. Smith , Jr.
	(3)	Robert J. Dickson
	(4)	Douglas W. Kreps, CFA
	(5)	Robert V. Pellegrini, MD

The tabulation of the shareholder votes rendered the following results (in shares):

		For	Withhold/Abstain
Proposal 1.
(1)	Bradley J. Franc	2,457,081	21,529
(2)	Donald F. Smith, Jr.	2,460,533	18,077
(3)	Robert J. Dickson	2,460,533	18,077
(4)	Douglas W. Kreps, CFA	2,460,533	18,077
(5)	Robert V. Pellegrini, MD	2,460,533	18,077

Accordingly, the proposal was approved by the Fund’s shareholders.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S . Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania 15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2008 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert J. Dickson is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were qualified dividend income testing.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$14,200	$13,200
Tax Fees	$2,800	$2,600
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2008	FYE 10/31/2007
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*                   /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date            1/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date            1/6/09

By (Signature and Title)*               /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date            1/6/09
* Print the name and title of each signing officer under his or her signature.